Business combination (Tables)	12 Months Ended
Mar. 31, 2018
Designit AS [member]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	586	₹	—	₹	586
Customer related intangibles		—		597		597
Brand		—		638		638
Non-compete agreement		—		103		103
Deferred tax liabilities on intangible assets		—		(290)		(290)

Total	₹	586	₹	1,048	₹	1,634
Goodwill						4,046

Total purchase price					₹	5,680

Cellent AG [member]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	846	₹	—	₹	846
Customer related intangibles		—		1,001		1,001
Brand		—		317		317
Deferred tax liabilities on intangible assets		—		(391)		(391)

Total	₹	846	₹	927	₹	1,773
Goodwill						3,913

Total purchase price					₹	5,686

HPH Holdings Corp [member]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	36	₹	1,604	₹	1,640
Technology platform	₹	1,087	₹	1,888		2,975
Customer related intangibles		—		5,791		5,791
Non-compete agreement		—		315		315
Deferred tax liabilities on intangible assets		—		(3,039)		(3,039)

Total	₹	1,123	₹	6,559	₹	7,682
Goodwill						22,590

Total purchase price					₹	30,272

Appirio Inc [member]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the allocation of purchase price:

Description	Pre-acquisition carrying amount		Fair value adjustments		Purchase price allocated
Net assets	₹	526	₹	(29)	₹	497
Technology platform		436		(89)		347
Customer related intangibles		—		2,323		2,323
Brand		180		2,968		3,148
Alliance relationship		—		858		858
Deferred tax liabilities on intangible assets		—		(2,791)		(2,791)

Total	₹	1,142	₹	3,240	₹	4,382
Goodwill						28,020

Total purchase price					₹	32,402

Material acquisitions [member]
Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets

The following table presents the provisional allocation of purchase price:

Description	Purchase price allocated
Net assets	₹	5
Customer related intangibles		5,565
Other intangible assets		169

Total	₹	5,739

Goodwill		1,185

Total purchase price	₹	6,924